Dividends on Ordinary Shares - Disclosure of Dividends on Ordinary Shares Declared and Paid (Detail) - GBP (£) £ / shares in Units, £ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of Dividends on Ordinary Shares [Line Items]
Dividend per share	£ 15.90	£ 7.84	£ 8.40
Dividends	£ 1,123	£ 553	£ 593
First Interim [member]
Disclosure of Dividends on Ordinary Shares [Line Items]
Dividend per share	£ 3.54	£ 4.58	£ 4.49
Dividends	£ 250	£ 323	£ 317
Second Interim [member]
Disclosure of Dividends on Ordinary Shares [Line Items]
Dividend per share	£ 9.46	£ 3.26	£ 3.91
Dividends	£ 668	£ 230	£ 276
Third Interim [member]
Disclosure of Dividends on Ordinary Shares [Line Items]
Dividend per share	£ 2.90
Dividends	£ 205